CONVERTIBLE NOTES (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Change in fair value of derivative	$ 2,883,334	$ 1,285,166	$ 3,388,166	$ 1,014,836
March 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative	900,000	412,500	1,087,500	337,500
July 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative	416,666	183,333	483,333	150,000
September 2013 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative	1,337,500	588,500	1,551,500	481,500
January 2014 Notes [Member]
Debt Instrument [Line Items]
Change in fair value of derivative	$ 229,168	$ 100,833	$ 265,833	$ 45,836